RELATED PARTY TRANSACTIONS - Schedule of Transactions Carried Out With Related Parties (Details) - Related Parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses
Remuneration expense	$ 3,026	$ 4,178	$ 3,731
Share-based payments	3,950	3,007	2,527
Expenses	$ 6,976	$ 7,185	$ 6,258